AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Australia — 11.1%
7,527	Dexus (a)	$38,811
12,530	Harvey Norman Holdings, Ltd.	36,611
971	JB Hi-Fi, Ltd.	36,709
16,077	Pilbara Minerals, Ltd.	37,728
6,920	Whitehaven Coal, Ltd.	38,563
1,796	Woodside Energy Group, Ltd.	38,479
		226,901
	Austria — 1.9%
868	OMV AG	38,950
	Denmark — 1.8%
20	AP Moller - Maersk AS - Class A	36,463
	Finland — 1.8%
2,673	Fortum Oyj	36,846
	France — 5.4%
2,994	Orange SA	35,768
364	Sanofi SA	36,914
1,423	Societe Generale SA	37,036
		109,718
	Germany — 7.2%
360	Bayerische Motoren Werke AG	37,846
914	Fresenius Medical Care AG & Company KGaA	35,742
1,268	Fresenius SE & Company KGaA	35,977
554	Mercedes-Benz Group AG	37,822
		147,387
	Hong Kong — 8.6%
13,000	Henderson Land Development Company, Ltd.	33,842
30,000	HKT Trust & HKT, Ltd.	36,036
11,500	Hongkong Land Holdings, Ltd.	35,995
900	Jardine Matheson Holdings, Ltd.	36,270
3,500	Sun Hung Kai Properties, Ltd.	32,617
		174,760
	Israel — 3.6%
300	Delek Group, Ltd.	37,407
8,004	ICL Group, Ltd.	36,876
		74,283
	Italy — 3.6%
5,335	Enel SpA	36,747
7,282	Snam SpA	35,825
		72,572
	Japan — 13.0%
2,100	Brother Industries, Ltd.	35,686
800	Kawasaki Kisen Kaisha, Ltd.	39,410
1,100	Mitsui OSK Lines, Ltd.	39,959
1,100	Nippon Yusen KK	38,364
400	SCREEN Holdings Company, Ltd.	40,144
1,200	Takeda Pharmaceutical Company, Ltd.	35,809
600	Trend Micro, Inc. (a)	34,906
		264,278
	Netherlands — 5.5%
2,476	ABN AMRO Bank NV (b)	36,739
1,298	Koninklijke Ahold Delhaize NV	36,673
1,723	Stellantis NV	38,358
		111,770
	Norway — 1.8%
1,113	Yara International ASA	37,190
	Singapore — 3.5%
4,887	Hafnia, Ltd.	35,893
3,500	Venture Corporation, Ltd.	35,122
		71,015
	Spain — 5.4%
1,801	Endesa SA	35,918
2,248	Redeia Corporation SA	37,678
8,837	Telefonica SA	36,189
		109,785
	Sweden — 5.6%
5,219	SSAB AB - Class B	40,308
4,396	Tele2 AB - Class B	37,806
6,333	Telefonaktiebolaget LM Ericsson - Class B	35,384
		113,498
	Switzerland — 3.5%
6,905	Glencore plc	36,971
339	Novartis AG	35,328
		72,299
	United Kingdom — 16.0%
6,606	Aviva plc - Class B (a)	36,367
1,244	British American Tobacco plc	37,046
4,761	HSBC Holdings plc	37,481
1,503	Imperial Brands plc	36,337
10,155	J. Sainsbury plc	34,942
4,390	Land Securities Group plc	37,433
11,367	Legal & General Group plc	36,912
9,640	Tesco plc	35,183
41,796	Vodafone Group plc	35,831
		327,532
	TOTAL COMMON STOCKS (Cost $1,999,412)	2,025,247

	SHORT-TERM INVESTMENTS — 0.4%
8,648	Invesco Government & Agency Portfolio - Class Institutional, 5.24% (c)	8,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,648)	8,648

	TOTAL INVESTMENTS (Cost $2,008,060) — 99.7%	2,033,895
	Other Assets in Excess of Liabilities — 0.3%	5,863
	NET ASSETS — 100.0%	$2,039,758

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $36,739 or 1.8% of net assets.

(c) Rate shown is the annualized seven-day yield as of January 31, 2024.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

AAM S&P Developed Markets High Dividend Value ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$2,025,247	$–	$–	$2,025,247
Short-Term Investments	8,648	–	–	8,648
Total Investments in Securities	$2,033,895	$–	$–	$2,033,895

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.